Cover	May 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 10, 2021
Entity Registrant Name	HILL INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33961
Entity Tax Identification Number	20-0953973
Entity Address, Address Line One	One Commerce Square
Entity Address, Address Line Two	2005 Market Street, 17th Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	215
Local Phone Number	309-7700
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	HIL
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001287808